Acquisition of Chongqing Zhizao - Acquisition (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 26, 2019 CNY (¥)	Feb. 07, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 29, 2018 CNY (¥)
Balance of the assets acquired and liabilities assumed, as of the date of acquisition
Repayments of short term debt			$ 22,176	¥ 144,700
Impairment for the Automotive Manufacturing Permission				0	¥ 0	¥ 0
Chongqing Zhizao
Balance of the assets acquired and liabilities assumed, as of the date of acquisition
Cash and cash equivalents and restricted cash							¥ 25,004
Short-term borrowing							(20,000)
Working capital							(382,350)
Finance lease liabilities, current							(66,111)
Finance lease liabilities, noncurrent							(19,547)
Indemnification Receivables							465,830
Net assets acquired/disposed							2,826
Automotive Manufacturing Permission							647,174
Total							¥ 650,000
Repayments of short term debt	¥ 1,885	¥ 20,000
Impairment for the Automotive Manufacturing Permission				¥ 0	¥ 0